Earnings Per Share (Details Narrative) - shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Earnings Per Share [Abstract]
Anti-dilutive shares	56,110	31,790	87,550